UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008
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Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  Kim Van Tonder
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Title: Head of Compliance
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Phone: +44(20) 7659-4250
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Signature, Place, and Date of Signing:

/s/ Kim Van Tonder
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[Signature]

London, England
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[City, State]

April 3, 2008
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         15
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Form 13F Information Table Value Total:

$1,613,188,467.24
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                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------
CONOCOPHILLIPS        COMMON         20825C10 A     151,933       1,993,613   SH          SOLE                   1,993,613

ALCOA INC             COMMON         01381710 A     262,743       7,286,270   SH          SOLE                   7,286,270

HUMAN GENOME SCI      COMMON         44490310 F      51,714       8,780,020   SH          SOLE                   8,780,020

HOME DEPOT INC        COMMON         43707610 A     102,763       3,674,060   SH          SOLE                   3,674,060

WILLIAMS SONOMA INC   COMMON         96990410 A     143,998       5,940,510   SH          SOLE                   5,940,510

DIRECTV GROUP INC     COMMON         25459L10 A     109,284       4,408,400   SH          SOLE                   4,408,400

INTERPUBLIC GROUP     COMMON         46069010 A         242          28,827   SH          SOLE                      28,827

                      COMMON
                      (PAIRED
CARNIVAL CORP         STOCK)         14365830 A     139,974       3,457,850   SH          SOLE                   3,457,850

CLEARWIRE CORP        CLASS A        18538530 F      36,016       2,431,860   SH          SOLE                   2,431,860

EXELON CORP           COMMON         30161N10 A     253,683       3,121,485   SH          SOLE                   3,121,485

NETBANK INC           COMMON         64093310 F          29       1,588,300   SH          SOLE                   1,588,300

UCBH HOLDINGS INC     COMMON         90262T30 F      45,026       5,772,530   SH          SOLE                   5,772,530

ST JOE CO             COMMON         79014810 A      86,921       2,024,723   SH          SOLE                   2,024,723

INTEL CORP            COMMON         45814010 F     228,807      10,802,975   SH          SOLE                  10,802,975

PUBLICARD INC         COMMON         74462710 A          55       2,735,500   SH          SOLE                   2,735,500

